Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)(1)	Compensation Actually Paid for PEO ($) (c)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)(2)	Average Compensation Actually Paid for Non-PEO NEOs ($) (e)(3)	Total Stockholder Return ($) (f)(4)	Peer Group Total Stockholder Return ($) (g)(5)	Net Income (Loss) ($) (h)(6)	Company Selected Measure: Revenue ($) (i)(7)
2022	8,418,871	17,338,807	4,982,145	8,405,163	468	100	215,996,000	489,733,000
2021	7,317,042	22,409,128	2,740,952	10,058,283	406	125	(9,136,000)	237,146,000
2020	4,551,736	24,093,110	1,845,154	7,945,981	236	130	(65,699,000)	67,789,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Godshall, our principal executive officer (“PEO”) in the “Total” column of the Summary Compensation Table for each corresponding covered year.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Nasdaq Health Care Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report on Form 10-K for the fiscal year ended December 31, 2022. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 8,418,871	$ 7,317,042	$ 4,551,736
PEO Actually Paid Compensation Amount	$ 17,338,807	22,409,128	24,093,110
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each corresponding covered year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and Non-PEO NEOs for each year to determine the “compensation actually paid” to each:

	PEO		2020 ($)	2021 ($)	2022 ($)
	Summary Compensation Table - Total Compensation	(a)	$4,551,736	$7,317,042	$8,418,871
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	3,579,342	5,919,500	6,845,660
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	8,733,224	8,916,500	13,618,578
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	10,700,186	7,210,848	2,426,386
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	3,687,306	4,884,238	(279,368)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
=	Compensation Actually Paid		$24,093,110	$22,409,128	$17,338,807

Non-PEO NEO Average Total Compensation Amount	$ 4,982,145	2,740,952	1,845,154
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,405,163	10,058,283	7,945,981
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each corresponding covered year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and Non-PEO NEOs for each year to determine the “compensation actually paid” to each:

	Non-PEO NEOs		2020 ($)	2021 ($)	2022 ($)
	Summary Compensation Table - Total Compensation	(a)	$1,845,154	$2,740,952	$4,982,145
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	1,275,300	2,071,825	4,129,443
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	3,111,600	3,120,775	6,247,254
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	3,892,211	3,651,261	858,959
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	280,179
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	372,316	2,617,120	166,069
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
=	Compensation Actually Paid		$7,945,981	$10,058,283	$8,405,163

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
The table below illustrates the relationship between compensation actually paid to our PEO and non-PEO NEOs and our TSR during the period presented in the Pay Versus Performance table above.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
The table below illustrates the relationship between compensation actually paid to our PEO and non-PEO NEOs and our net income during the period presented in the Pay Versus Performance table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenue
The table below illustrates the relationship between compensation actually paid to our PEO and non-PEO NEOs and our revenue during the period presented in the Pay Versus Performance table above.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Company TSR
The table below illustrates the relationship between compensation actually paid to our PEO and non-PEO NEOs and our TSR during the period presented in the Pay Versus Performance table above.

Tabular List [Table Text Block]

Revenue
Gross Margin

Total Shareholder Return Amount	$ 468	406	236
Peer Group Total Shareholder Return Amount	100	125	130
Net Income (Loss)	$ 215,996,000	$ (9,136,000)	$ (65,699,000)
Company Selected Measure Amount	489,733,000	237,146,000	67,789,000
PEO Name	Mr. Godshall	Mr. Godshall	Mr. Godshall
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs other than our PEO (our “Non-PEO NEOs”) as a group in the “Total” column of the Summary Compensation Table for each corresponding covered year. Messrs. Puckett and Zacharias are the two executives represented as Non-PEO NEOs in the table above.Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income or net loss reflected in our audited financial statements for the applicable fiscal year as disclosed in our annual report on Form 10-K for the fiscal year ended December 31, 2022.The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable fiscal year as disclosed in our annual report on Form 10-K for the fiscal year ended December 31, 2022. While we use a number of financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) we used to link compensation actually paid to our PEO and non-PEO NEOs to our performance for fiscal year 2022. This performance measure may not have been the most important financial performance measure for fiscal years 2020 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.Additional information about each of these performance measures and the role of our performance in each of these measures in determining our executive compensation are discussed in greater detail in the section titled “Executive Compensation – Compensation Discussion and Analysis”.
Analysis of Information Presented in the Pay Versus Performance Table
As described in more detail in the section titled “Executive Compensation – Compensation Discussion and Analysis”, our executive compensation program reflects a variable “pay for performance” philosophy. While over the years we have used several different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay Versus Performance table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for our PEO and Non-PEO NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay Versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,845,660	$ 5,919,500	$ 3,579,342
PEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,618,578	8,916,500	8,733,224
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,426,386	7,210,848	10,700,186
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(279,368)	4,884,238	3,687,306
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,129,443	2,071,825	1,275,300
Non-PEO NEO [Member] | Equity Awards Outstanding During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,247,254	3,120,775	3,111,600
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	858,959	3,651,261	3,892,211
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	280,179	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	166,069	2,617,120	372,316
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0